Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net (loss) income	$ (2,718,517)	$ (748,542)	$ 205,911
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Gain (loss) on deconsolidation of a subsidiary	45,160
Loss from equity investment	2,386
Depreciation and amortization	11,774	7,300	2,001
Amortization of right-of-use assets	7,403	4,350
Credit loss (recovery)	(127,716)	128,652	(2,414)
Deferred tax expense	(4)	154
Share-based compensation expenses	2,214,000
Changes in operating assets and liabilities:
Accounts receivable	169,313	(130,142)	(2,546)
Advances to suppliers	(1,568,646)	929,056	16,645,460
Prepayments and other assets	(21,902)	(18,844)	129,495
Other non-current assets	(219,493)	(27,679)
Accounts payable	(509,326)	136,431	807,113
Advances from customers		(1,807,899)	(18,353,557)
Taxes payable	(218,887)	129,032	39,608
Accruals and other liabilities	85,824	5,432	25,130
Operating lease liability	(7,316)	(7,424)
Amounts due to related parties	34,800	46,969	220,640
Net cash used in operating activities	(2,821,147)	(1,353,154)	(283,159)
Cash flows from investing activities
Purchases of property and equipment	(5,782,869)	(12,766)	(2,646)
Loans to third parties		(11,657,764)
Collection of loans to third parties	9,677,257	2,200,000
Payments for equity investment	(83,815)
Net cash provided by (used in) investing activities	3,810,573	(9,470,530)	(2,646)
Cash flows from financing activities
Proceeds from short-term loans	388,368	981,409	144,061
Repayments on short-term loans	(696,001)	(420,604)
Payments of offering costs			12,873
Issuances of ordinary shares	5,700,000	13,783,523
Net cash provided by financing activities	5,392,367	14,344,328	156,934
Effect of foreign exchange rate on cash	(33,360)	19,997	(96,126)
Net increase (decrease) in cash	6,348,433	3,540,641	(224,997)
Cash at the beginning of the year	4,834,350	1,293,709	1,518,706
Cash at the end of the year	11,182,783	4,834,350	1,293,709
Supplemental disclosures of cash flows information:
Interest paid	22,485	12,454	1,269
Income taxes paid			598
Non-cash investing and financing activities
Gain (loss) on deconsolidation of a subsidiary	(45,160)
Loss from equity investment	2,386
ROU assets recognized	$ 7,403	$ 22,388